Stockholders' Equity - Summary of Outstanding Warrants (Details) (10-K) - $ / shares	Apr. 03, 2021	Dec. 31, 2020	Mar. 09, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per Share			$ 114
Warrants Related to August 2016 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	5,350	5,350
Currently Exercisable	5,350	5,350
Price per Share	$ 300.00	$ 300.00
Expiration Date	Feb. 02, 2022	Feb. 02, 2022
Warrants Related to August 2016 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	500	500
Currently Exercisable	500	500
Price per Share	$ 385.50	$ 385.50
Expiration Date	Aug. 02, 2021	Aug. 02, 2021
Warrants Related to December 2016 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	68,567	68,567
Currently Exercisable	68,567	68,567
Price per Share	$ 200.00	$ 200.00
Expiration Date	Dec. 14, 2021	Dec. 14, 2021
Warrants Related to March 2018 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	15,810	15,810
Currently Exercisable	15,810	15,810
Price per Share	$ 114.00	$ 114.00
Expiration Date	Sep. 09, 2023	Sep. 09, 2023
Warrants Related to March 2018 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	1,107	1,107
Currently Exercisable	1,107	1,107
Price per Share	$ 158.00	$ 158.00
Expiration Date	Mar. 06, 2023	Mar. 06, 2023
Warrants Related to July 2018 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	257,143	257,143
Currently Exercisable	257,143	257,143
Price per Share	$ 35.00	$ 35.00
Expiration Date	Jul. 25, 2023	Jul. 25, 2023
Warrants Related to July 2018 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	15,428	15,428
Currently Exercisable	15,428	15,428
Price per Share	$ 43.75	$ 43.75
Expiration Date	Jul. 25, 2023	Jul. 25, 2023
Warrants Related to May 2019 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	11,900	11,900
Currently Exercisable	11,900	11,900
Price per Share	$ 12.50	$ 12.50
Expiration Date	May 23, 2024	May 23, 2024
Warrants Related to October 2019 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	217,200	217,200
Currently Exercisable	217,200	217,200
Price per Share	$ 2.50	$ 2.50
Expiration Date	Oct. 10, 2024	Oct. 10, 2024
Warrants Related to October 2019 Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	30,916	30,916
Currently Exercisable	30,916	30,916
Price per Share	$ 3.13	$ 3.13
Expiration Date	Oct. 08, 2024	Oct. 08, 2024